Information by segments - Capital expenditures by segments (Details) - Operating segments [member] - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Investment property	$ 13,294,962	$ 11,116,861	$ 13,979,141
Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	6,117,588	5,032,317	4,012,659
Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	6,733,028	5,994,462	9,798,193
Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	444,346	90,082	168,289
Exploration and Production [Member]
Disclosure of operating segments [line items]
Investment property	9,472,637	8,902,064	11,975,162
Exploration and Production [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	2,633,119	2,866,600	2,151,194
Exploration and Production [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	6,733,028	5,994,462	9,798,193
Exploration and Production [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	106,490	41,002	25,775
Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Investment property	1,868,303	1,337,952	518,081
Refining and petrochemicals [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	1,845,618	1,329,181	497,512
Refining and petrochemicals [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Refining and petrochemicals [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	22,685	8,771	20,569
Transport and logistics [Member]
Disclosure of operating segments [line items]
Investment property	1,391,890	876,845	1,485,898
Transport and logistics [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	1,344,654	836,536	1,363,953
Transport and logistics [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Transport and logistics [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	47,236	$ 40,309	$ 121,945
Power Transmission And Road [Member]
Disclosure of operating segments [line items]
Investment property	562,132
Power Transmission And Road [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	294,197
Power Transmission And Road [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0
Power Transmission And Road [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	$ 267,935